Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net Income (Loss) Per Share [Abstract]
Schedule of basic and diluted net loss per share
	For the year ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders	$3,403	$3,942	$(5,675)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	(16,396)	(27,663)	(994)
Numerator for basic and diluted net loss per share calculation	$(12,993)	$(23,721)	$(6,669)

Denominator:
Weighted average number of ordinary shares	225,000,000	225,000,000	225,000,000
Incremental weighted average number of ordinary shares from assumed conversion of preferred shares using if-converted method	193,668,614	193,668,614	193,668,614

Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders per ordinary share
—Basic	$0.01	$0.01	$(0.03)
—Diluted	$0.01	$0.01	$(0.03)

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.07)	$(0.12)	$0.00

Net loss attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.06)	$(0.11)	$(0.03)